CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, allowance for doubtful receivables	$ 11,749	$ 3,469
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	43,140	66,161
Deferred revenue	28,199	27,089
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 29,331	$ 19,937
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Treasury stock, shares	2,396,372	1,744,873
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	$ 1,955	$ 1,114
Bank borrowings, current of the consolidated VIE and its subsidiaries without recourse to the Company	56,040	36,851
Income tax payable, current of the consolidated VIE and its subsidiaries without recourse to the Company	4,182	3,780
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	1,373	706
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	14,156	1,865
VIE
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	371	27
Deferred revenue	644	866
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	1,519	1,802
Lease liabilities, current of the consolidated VIE and its subsidiaries without recourse to the Company	298	86
Bank borrowings, current of the consolidated VIE and its subsidiaries without recourse to the Company	457
Income tax payable, current of the consolidated VIE and its subsidiaries without recourse to the Company	483
Lease liabilities, non-current of the consolidated VIE and its subsidiaries without recourse to the Company	186	25
Deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company	$ 146	$ 187
Ordinary Shares - Class A
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	40,996,215	23,870,027
Ordinary shares, shares outstanding	40,996,215	23,870,027
Ordinary Shares - Class B
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	4,820,608	4,820,608
Ordinary shares, shares outstanding	4,820,608	4,820,608